Composition of Certain Financial Statement Line Items - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 185,619	$ 36,607
Restricted cash included in other long term assets	842	612
Total	$ 186,461	$ 37,219	$ 595